DEBT - Schedule of debt maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2023 (remaining six months)	$ 53,182
2024	106,364
2025	447,774
2026	170,437
2027	216,696
2028	318,688
2029	4,000
2030	54,000
Total	1,371,141
Deferred charges	(12,100)
Total debt	$ 1,359,041	$ 1,120,856